Summary of Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - Debt Securities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Short-term investments - debt security	¥ 1,612,351	¥ 1,554,060
Fair Value, Inputs, Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Short-term investments - debt security
Fair Value, Inputs, Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Short-term investments - debt security	1,612,351	1,554,060
Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value, assets and liabilities measured on recurring basis [Line Items]
Short-term investments - debt security